Shareholder Report, Holdings (Details)	Jun. 28, 2024
C000155776 [Member] | United States Treasury Note Bond 3 88 [Member]
Holdings [Line Items]
Percent of Total Investments	10.33%
C000155776 [Member] | United States Treasury Note Bond 4 75 [Member]
Holdings [Line Items]
Percent of Total Investments	7.56%
C000155776 [Member] | United States Treasury Note Bond 4 63 [Member]
Holdings [Line Items]
Percent of Total Investments	3.75%
C000155776 [Member] | Resolution Funding Corp Principal Strip 5 32 [Member]
Holdings [Line Items]
Percent of Total Investments	3.67%
C000155776 [Member] | United States Treasury Note Bond 4 00 [Member]
Holdings [Line Items]
Percent of Total Investments	2.41%
C000155776 [Member] | United States Treasury Note Bond 3 88 top holding [Member]
Holdings [Line Items]
Percent of Total Investments	2.01%
C000155776 [Member] | Federal Farm Credit Banks Funding Corp 4 75 [Member]
Holdings [Line Items]
Percent of Total Investments	1.75%
C000155776 [Member] | United States Treasury Note Bond 4 13 [Member]
Holdings [Line Items]
Percent of Total Investments	1.74%
C000155776 [Member] | Federal Farm Credit Banks Funding Corp 4 50 [Member]
Holdings [Line Items]
Percent of Total Investments	1.34%
C000155776 [Member] | United States Treasury Note Bond 1 88 [Member]
Holdings [Line Items]
Percent of Total Investments	1.27%
C000155776 [Member] | Aaa [Member]
Holdings [Line Items]
Percent of Total Investments	94.60%
C000155776 [Member] | Aa2 [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000155776 [Member] | Aa3 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000155776 [Member] | A2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000155776 [Member] | Aa1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000155776 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000069827 [Member] | United States Treasury Note Bond 3 88 [Member]
Holdings [Line Items]
Percent of Total Investments	10.33%
C000069827 [Member] | United States Treasury Note Bond 4 75 [Member]
Holdings [Line Items]
Percent of Total Investments	7.56%
C000069827 [Member] | United States Treasury Note Bond 4 63 [Member]
Holdings [Line Items]
Percent of Total Investments	3.75%
C000069827 [Member] | Resolution Funding Corp Principal Strip 5 32 [Member]
Holdings [Line Items]
Percent of Total Investments	3.67%
C000069827 [Member] | United States Treasury Note Bond 4 00 [Member]
Holdings [Line Items]
Percent of Total Investments	2.41%
C000069827 [Member] | United States Treasury Note Bond 3 88 top holding [Member]
Holdings [Line Items]
Percent of Total Investments	2.01%
C000069827 [Member] | Federal Farm Credit Banks Funding Corp 4 75 [Member]
Holdings [Line Items]
Percent of Total Investments	1.75%
C000069827 [Member] | United States Treasury Note Bond 4 13 [Member]
Holdings [Line Items]
Percent of Total Investments	1.74%
C000069827 [Member] | Federal Farm Credit Banks Funding Corp 4 50 [Member]
Holdings [Line Items]
Percent of Total Investments	1.34%
C000069827 [Member] | United States Treasury Note Bond 1 88 [Member]
Holdings [Line Items]
Percent of Total Investments	1.27%
C000069827 [Member] | Aaa [Member]
Holdings [Line Items]
Percent of Total Investments	94.60%
C000069827 [Member] | Aa2 [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000069827 [Member] | Aa3 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000069827 [Member] | A2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000069827 [Member] | Aa1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000069827 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000155766 [Member] | United States Treasury Note Bond 0 75 [Member]
Holdings [Line Items]
Percent of Total Investments	1.48%
C000155766 [Member] | United States Treasury Note Bond 0 75 One [Member]
Holdings [Line Items]
Percent of Total Investments	1.02%
C000155766 [Member] | United States Treasury Note Bond 0 75 Two [Member]
Holdings [Line Items]
Percent of Total Investments	0.99%
C000155766 [Member] | United States Treasury Note Bond 0 25 [Member]
Holdings [Line Items]
Percent of Total Investments	0.99%
C000155766 [Member] | United States Treasury Note Bond 0 88 [Member]
Holdings [Line Items]
Percent of Total Investments	0.97%
C000155766 [Member] | United States Treasury Note Bond 0 25 One [Member]
Holdings [Line Items]
Percent of Total Investments	0.94%
C000155766 [Member] | United States Treasury Note Bond 0 63 [Member]
Holdings [Line Items]
Percent of Total Investments	0.92%
C000155766 [Member] | United States Treasury Note Bond 0 38 [Member]
Holdings [Line Items]
Percent of Total Investments	0.91%
C000155766 [Member] | United States Treasury Note Bond 1 50 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000155766 [Member] | United States Treasury Note Bond 0 50 [Member]
Holdings [Line Items]
Percent of Total Investments	0.85%
C000155766 [Member] | Aaa [Member]
Holdings [Line Items]
Percent of Total Investments	73.70%
C000155766 [Member] | Aa2 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000155766 [Member] | Aa3 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000155766 [Member] | A2 [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000155766 [Member] | Aa1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000155766 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000155766 [Member] | Baa2 [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000155766 [Member] | A1 [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000155766 [Member] | A3 [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000155766 [Member] | Baa1 [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000155766 [Member] | Baa3 [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000155766 [Member] | Ba1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000069817 [Member] | United States Treasury Note Bond 0 75 [Member]
Holdings [Line Items]
Percent of Total Investments	1.48%
C000069817 [Member] | United States Treasury Note Bond 0 75 One [Member]
Holdings [Line Items]
Percent of Total Investments	1.02%
C000069817 [Member] | United States Treasury Note Bond 0 75 Two [Member]
Holdings [Line Items]
Percent of Total Investments	0.99%
C000069817 [Member] | United States Treasury Note Bond 0 25 [Member]
Holdings [Line Items]
Percent of Total Investments	0.99%
C000069817 [Member] | United States Treasury Note Bond 0 88 [Member]
Holdings [Line Items]
Percent of Total Investments	0.97%
C000069817 [Member] | United States Treasury Note Bond 0 25 One [Member]
Holdings [Line Items]
Percent of Total Investments	0.94%
C000069817 [Member] | United States Treasury Note Bond 0 63 [Member]
Holdings [Line Items]
Percent of Total Investments	0.92%
C000069817 [Member] | United States Treasury Note Bond 0 38 [Member]
Holdings [Line Items]
Percent of Total Investments	0.91%
C000069817 [Member] | United States Treasury Note Bond 1 50 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000069817 [Member] | United States Treasury Note Bond 0 50 [Member]
Holdings [Line Items]
Percent of Total Investments	0.85%
C000069817 [Member] | Aaa [Member]
Holdings [Line Items]
Percent of Total Investments	73.70%
C000069817 [Member] | Aa2 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000069817 [Member] | Aa3 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000069817 [Member] | A2 [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000069817 [Member] | Aa1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000069817 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000069817 [Member] | Baa2 [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000069817 [Member] | A1 [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000069817 [Member] | A3 [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000069817 [Member] | Baa1 [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000069817 [Member] | Baa3 [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000069817 [Member] | Ba1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000155783 [Member] | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.74%
C000155783 [Member] | Ford Motor Credit Co LLC 4 00 [Member]
Holdings [Line Items]
Percent of Total Investments	0.87%
C000155783 [Member] | Endeavor Energy Resources LP EER Finance Inc 5 75 [Member]
Holdings [Line Items]
Percent of Total Investments	0.73%
C000155783 [Member] | Cloud Software Group Inc 6 50 [Member]
Holdings [Line Items]
Percent of Total Investments	0.73%
C000155783 [Member] | CCO Holdings LLC CCO Holdings Capital Corp 5 38 [Member]
Holdings [Line Items]
Percent of Total Investments	0.71%
C000155783 [Member] | Tenet Healthcare Corp 6 13 [Member]
Holdings [Line Items]
Percent of Total Investments	0.67%
C000155783 [Member] | CSC Holdings LLC 5 38 [Member]
Holdings [Line Items]
Percent of Total Investments	0.62%
C000155783 [Member] | Clear Channel Outdoor Holdings Inc 7 88 [Member]
Holdings [Line Items]
Percent of Total Investments	0.62%
C000155783 [Member] | Wynn Resorts Finance LLC Wynn Resorts Capital Corp 7 13 [Member]
Holdings [Line Items]
Percent of Total Investments	0.59%
C000155783 [Member] | Apollo Global Management Inc 6 75 [Member]
Holdings [Line Items]
Percent of Total Investments	0.58%
C000155783 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
C000155783 [Member] | Baa2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000155783 [Member] | A1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000155783 [Member] | A3 [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000155783 [Member] | Baa1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000155783 [Member] | Baa3 [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000155783 [Member] | Ba1 [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000155783 [Member] | B1 [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
C000155783 [Member] | Ba3 [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000155783 [Member] | B2 [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000155783 [Member] | B3 [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000155783 [Member] | Ba2 [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000155783 [Member] | CCC CC C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000155783 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000069834 [Member] | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.74%
C000069834 [Member] | Ford Motor Credit Co LLC 4 00 [Member]
Holdings [Line Items]
Percent of Total Investments	0.87%
C000069834 [Member] | Endeavor Energy Resources LP EER Finance Inc 5 75 [Member]
Holdings [Line Items]
Percent of Total Investments	0.73%
C000069834 [Member] | Cloud Software Group Inc 6 50 [Member]
Holdings [Line Items]
Percent of Total Investments	0.73%
C000069834 [Member] | CCO Holdings LLC CCO Holdings Capital Corp 5 38 [Member]
Holdings [Line Items]
Percent of Total Investments	0.71%
C000069834 [Member] | Tenet Healthcare Corp 6 13 [Member]
Holdings [Line Items]
Percent of Total Investments	0.67%
C000069834 [Member] | CSC Holdings LLC 5 38 [Member]
Holdings [Line Items]
Percent of Total Investments	0.62%
C000069834 [Member] | Clear Channel Outdoor Holdings Inc 7 88 [Member]
Holdings [Line Items]
Percent of Total Investments	0.62%
C000069834 [Member] | Wynn Resorts Finance LLC Wynn Resorts Capital Corp 7 13 [Member]
Holdings [Line Items]
Percent of Total Investments	0.59%
C000069834 [Member] | Apollo Global Management Inc 6 75 [Member]
Holdings [Line Items]
Percent of Total Investments	0.58%
C000069834 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	27.40%
C000069834 [Member] | Baa2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000069834 [Member] | A1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000069834 [Member] | A3 [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000069834 [Member] | Baa1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000069834 [Member] | Baa3 [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000069834 [Member] | Ba1 [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000069834 [Member] | B1 [Member]
Holdings [Line Items]
Percent of Total Investments	14.90%
C000069834 [Member] | Ba3 [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000069834 [Member] | B2 [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
C000069834 [Member] | B3 [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%
C000069834 [Member] | Ba2 [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000069834 [Member] | CCC CC C [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000069834 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000155782 [Member] | United States Treasury Note Bond 4 63 [Member]
Holdings [Line Items]
Percent of Total Investments	3.85%
C000155782 [Member] | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	1.17%
C000155782 [Member] | United States Treasury Note Bond 4 25 [Member]
Holdings [Line Items]
Percent of Total Investments	1.34%
C000155782 [Member] | United States Treasury Note Bond 5 00 [Member]
Holdings [Line Items]
Percent of Total Investments	0.53%
C000155782 [Member] | Glencore Funding LLC 6 50 [Member]
Holdings [Line Items]
Percent of Total Investments	0.42%
C000155782 [Member] | Rocket Mortgage LLC Rocket Mortgage Co Issuer Inc 2 88 [Member]
Holdings [Line Items]
Percent of Total Investments	0.38%
C000155782 [Member] | Uber Technologies Inc 4 50 [Member]
Holdings [Line Items]
Percent of Total Investments	0.36%
C000155782 [Member] | Continental Resources Inc 5 75 [Member]
Holdings [Line Items]
Percent of Total Investments	0.36%
C000155782 [Member] | Micron Technology Inc 5 88 [Member]
Holdings [Line Items]
Percent of Total Investments	0.35%
C000155782 [Member] | United Kingdom Gilt 0 25 [Member]
Holdings [Line Items]
Percent of Total Investments	0.34%
C000155782 [Member] | Aaa [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000155782 [Member] | Aa2 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000155782 [Member] | Aa3 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000155782 [Member] | A2 [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000155782 [Member] | Aa1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000155782 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	21.30%
C000155782 [Member] | Baa2 [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000155782 [Member] | A1 [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000155782 [Member] | A3 [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000155782 [Member] | Baa1 [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000155782 [Member] | Baa3 [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000155782 [Member] | Ba1 [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000155782 [Member] | B1 [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000155782 [Member] | Ba3 [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000155782 [Member] | B2 [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000155782 [Member] | B3 [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000155782 [Member] | Ba2 [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000155782 [Member] | CCC CC C [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000155782 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000069833 [Member] | United States Treasury Note Bond 4 63 [Member]
Holdings [Line Items]
Percent of Total Investments	3.85%
C000069833 [Member] | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	1.17%
C000069833 [Member] | United States Treasury Note Bond 4 25 [Member]
Holdings [Line Items]
Percent of Total Investments	1.34%
C000069833 [Member] | United States Treasury Note Bond 5 00 [Member]
Holdings [Line Items]
Percent of Total Investments	0.53%
C000069833 [Member] | Glencore Funding LLC 6 50 [Member]
Holdings [Line Items]
Percent of Total Investments	0.42%
C000069833 [Member] | Rocket Mortgage LLC Rocket Mortgage Co Issuer Inc 2 88 [Member]
Holdings [Line Items]
Percent of Total Investments	0.38%
C000069833 [Member] | Uber Technologies Inc 4 50 [Member]
Holdings [Line Items]
Percent of Total Investments	0.36%
C000069833 [Member] | Continental Resources Inc 5 75 [Member]
Holdings [Line Items]
Percent of Total Investments	0.36%
C000069833 [Member] | Micron Technology Inc 5 88 [Member]
Holdings [Line Items]
Percent of Total Investments	0.35%
C000069833 [Member] | United Kingdom Gilt 0 25 [Member]
Holdings [Line Items]
Percent of Total Investments	0.34%
C000069833 [Member] | Aaa [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000069833 [Member] | Aa2 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000069833 [Member] | Aa3 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000069833 [Member] | A2 [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000069833 [Member] | Aa1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000069833 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	21.30%
C000069833 [Member] | Baa2 [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000069833 [Member] | A1 [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000069833 [Member] | A3 [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000069833 [Member] | Baa1 [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000069833 [Member] | Baa3 [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000069833 [Member] | Ba1 [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000069833 [Member] | B1 [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000069833 [Member] | Ba3 [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000069833 [Member] | B2 [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000069833 [Member] | B3 [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000069833 [Member] | Ba2 [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000069833 [Member] | CCC CC C [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000069833 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000195600 [Member] | U S Treasury Inflation Indexed Bonds TIPS 1 75 [Member]
Holdings [Line Items]
Percent of Total Investments	9.97%
C000195600 [Member] | U S Treasury Inflation Indexed Bonds TIPS 1 38 [Member]
Holdings [Line Items]
Percent of Total Investments	8.97%
C000195600 [Member] | U S Treasury Inflation Indexed Bonds TIPS 1 63 [Member]
Holdings [Line Items]
Percent of Total Investments	6.49%
C000195600 [Member] | U S Treasury Inflation Indexed Bonds TIPS 0 63 [Member]
Holdings [Line Items]
Percent of Total Investments	5.62%
C000195600 [Member] | U S Treasury Inflation Indexed Bonds TIPS 1 13 [Member]
Holdings [Line Items]
Percent of Total Investments	3.87%
C000195600 [Member] | U S Treasury Inflation Indexed Bonds TIPS 0 38 [Member]
Holdings [Line Items]
Percent of Total Investments	3.16%
C000195600 [Member] | U S Treasury Inflation Indexed Bonds TIPS 2 38 [Member]
Holdings [Line Items]
Percent of Total Investments	2.89%
C000195600 [Member] | U S Treasury Inflation Indexed Bonds TIPS 1 25 [Member]
Holdings [Line Items]
Percent of Total Investments	2.78%
C000195600 [Member] | U S Treasury Inflation Indexed Bonds TIPS 1 50 [Member]
Holdings [Line Items]
Percent of Total Investments	2.72%
C000195600 [Member] | U S Treasury Inflation Indexed Bonds TIPS 0 13 [Member]
Holdings [Line Items]
Percent of Total Investments	2.33%
C000195600 [Member] | Aaa [Member]
Holdings [Line Items]
Percent of Total Investments	72.10%
C000195600 [Member] | Aa2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000195600 [Member] | Aa3 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000195600 [Member] | A2 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000195600 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000195600 [Member] | Baa2 [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000195600 [Member] | A1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000195600 [Member] | A3 [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000195600 [Member] | Baa1 [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000195600 [Member] | Baa3 [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000195600 [Member] | Ba1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000195600 [Member] | B1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000195600 [Member] | Ba3 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000195600 [Member] | Ba2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000195601 [Member] | U S Treasury Inflation Indexed Bonds TIPS 1 75 [Member]
Holdings [Line Items]
Percent of Total Investments	9.97%
C000195601 [Member] | U S Treasury Inflation Indexed Bonds TIPS 1 38 [Member]
Holdings [Line Items]
Percent of Total Investments	8.97%
C000195601 [Member] | U S Treasury Inflation Indexed Bonds TIPS 1 63 [Member]
Holdings [Line Items]
Percent of Total Investments	6.49%
C000195601 [Member] | U S Treasury Inflation Indexed Bonds TIPS 0 63 [Member]
Holdings [Line Items]
Percent of Total Investments	5.62%
C000195601 [Member] | U S Treasury Inflation Indexed Bonds TIPS 1 13 [Member]
Holdings [Line Items]
Percent of Total Investments	3.87%
C000195601 [Member] | U S Treasury Inflation Indexed Bonds TIPS 0 38 [Member]
Holdings [Line Items]
Percent of Total Investments	3.16%
C000195601 [Member] | U S Treasury Inflation Indexed Bonds TIPS 2 38 [Member]
Holdings [Line Items]
Percent of Total Investments	2.89%
C000195601 [Member] | U S Treasury Inflation Indexed Bonds TIPS 1 25 [Member]
Holdings [Line Items]
Percent of Total Investments	2.78%
C000195601 [Member] | U S Treasury Inflation Indexed Bonds TIPS 1 50 [Member]
Holdings [Line Items]
Percent of Total Investments	2.72%
C000195601 [Member] | U S Treasury Inflation Indexed Bonds TIPS 0 13 [Member]
Holdings [Line Items]
Percent of Total Investments	2.33%
C000195601 [Member] | Aaa [Member]
Holdings [Line Items]
Percent of Total Investments	72.10%
C000195601 [Member] | Aa2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000195601 [Member] | Aa3 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000195601 [Member] | A2 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000195601 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000195601 [Member] | Baa2 [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000195601 [Member] | A1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000195601 [Member] | A3 [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000195601 [Member] | Baa1 [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000195601 [Member] | Baa3 [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000195601 [Member] | Ba1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000195601 [Member] | B1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000195601 [Member] | Ba3 [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000195601 [Member] | Ba2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000155765 [Member] | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	1.48%
C000155765 [Member] | U S Treasury Bills 5 27 [Member]
Holdings [Line Items]
Percent of Total Investments	1.82%
C000155765 [Member] | Bank of America Corp 6 20 [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000155765 [Member] | U S Treasury Bills 5 33 [Member]
Holdings [Line Items]
Percent of Total Investments	1.22%
C000155765 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.05%
C000155765 [Member] | Morgan Stanley 3 95 [Member]
Holdings [Line Items]
Percent of Total Investments	1.01%
C000155765 [Member] | Banco Santander SA 1 72 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000155765 [Member] | Old Line Funding Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.99%
C000155765 [Member] | Chariot Funding LLC [Member]
Holdings [Line Items]
Percent of Total Investments	0.98%
C000155765 [Member] | JPMorgan Chase And Co 2 60 [Member]
Holdings [Line Items]
Percent of Total Investments	0.97%
C000155765 [Member] | Aaa [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000155765 [Member] | Aa2 [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000155765 [Member] | Aa3 [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000155765 [Member] | A2 [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000155765 [Member] | Aa1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000155765 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%
C000155765 [Member] | Baa2 [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000155765 [Member] | A1 [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000155765 [Member] | A3 [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000155765 [Member] | Baa1 [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000155765 [Member] | Baa3 [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000155765 [Member] | Ba1 [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000155765 [Member] | Ba2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000155765 [Member] | CCC CC C [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000155765 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000069816 [Member] | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	1.48%
C000069816 [Member] | U S Treasury Bills 5 27 [Member]
Holdings [Line Items]
Percent of Total Investments	1.82%
C000069816 [Member] | Bank of America Corp 6 20 [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000069816 [Member] | U S Treasury Bills 5 33 [Member]
Holdings [Line Items]
Percent of Total Investments	1.22%
C000069816 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.05%
C000069816 [Member] | Morgan Stanley 3 95 [Member]
Holdings [Line Items]
Percent of Total Investments	1.01%
C000069816 [Member] | Banco Santander SA 1 72 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000069816 [Member] | Old Line Funding Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.99%
C000069816 [Member] | Chariot Funding LLC [Member]
Holdings [Line Items]
Percent of Total Investments	0.98%
C000069816 [Member] | JPMorgan Chase And Co 2 60 [Member]
Holdings [Line Items]
Percent of Total Investments	0.97%
C000069816 [Member] | Aaa [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000069816 [Member] | Aa2 [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000069816 [Member] | Aa3 [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000069816 [Member] | A2 [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000069816 [Member] | Aa1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000069816 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%
C000069816 [Member] | Baa2 [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000069816 [Member] | A1 [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000069816 [Member] | A3 [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000069816 [Member] | Baa1 [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000069816 [Member] | Baa3 [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
C000069816 [Member] | Ba1 [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000069816 [Member] | Ba2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000069816 [Member] | CCC CC C [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000069816 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000155781 [Member] | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	1.25%
C000155781 [Member] | United States Treasury Note Bond 4 25 [Member]
Holdings [Line Items]
Percent of Total Investments	1.25%
C000155781 [Member] | Government National Mortgage Association 5 50 [Member]
Holdings [Line Items]
Percent of Total Investments	2.27%
C000155781 [Member] | Federal National Mortgage Association 2 50 [Member]
Holdings [Line Items]
Percent of Total Investments	1.71%
C000155781 [Member] | United States Treasury Note Bond 3 00 [Member]
Holdings [Line Items]
Percent of Total Investments	1.25%
C000155781 [Member] | Federal National Mortgage Association 6 50 [Member]
Holdings [Line Items]
Percent of Total Investments	1.16%
C000155781 [Member] | Uniform Mortgage Backed Security 5 50 [Member]
Holdings [Line Items]
Percent of Total Investments	1.05%
C000155781 [Member] | United States Treasury Note Bond 1 38 [Member]
Holdings [Line Items]
Percent of Total Investments	0.95%
C000155781 [Member] | U S Treasury Bills 5 31 [Member]
Holdings [Line Items]
Percent of Total Investments	1.63%
C000155781 [Member] | U S Treasury Bills 5 29 [Member]
Holdings [Line Items]
Percent of Total Investments	0.94%
C000155781 [Member] | Aaa [Member]
Holdings [Line Items]
Percent of Total Investments	57.00%
C000155781 [Member] | Aa2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000155781 [Member] | Aa3 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000155781 [Member] | A2 [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000155781 [Member] | Aa1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000155781 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000155781 [Member] | Baa2 [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000155781 [Member] | A1 [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000155781 [Member] | A3 [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000155781 [Member] | Baa1 [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000155781 [Member] | Baa3 [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000155781 [Member] | Ba1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000155781 [Member] | Ba3 [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000155781 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000155781 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000069832 [Member] | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	1.25%
C000069832 [Member] | United States Treasury Note Bond 4 25 [Member]
Holdings [Line Items]
Percent of Total Investments	1.25%
C000069832 [Member] | Government National Mortgage Association 5 50 [Member]
Holdings [Line Items]
Percent of Total Investments	2.27%
C000069832 [Member] | Federal National Mortgage Association 2 50 [Member]
Holdings [Line Items]
Percent of Total Investments	1.71%
C000069832 [Member] | United States Treasury Note Bond 3 00 [Member]
Holdings [Line Items]
Percent of Total Investments	1.25%
C000069832 [Member] | Federal National Mortgage Association 6 50 [Member]
Holdings [Line Items]
Percent of Total Investments	1.16%
C000069832 [Member] | Uniform Mortgage Backed Security 5 50 [Member]
Holdings [Line Items]
Percent of Total Investments	1.05%
C000069832 [Member] | United States Treasury Note Bond 1 38 [Member]
Holdings [Line Items]
Percent of Total Investments	0.95%
C000069832 [Member] | U S Treasury Bills 5 31 [Member]
Holdings [Line Items]
Percent of Total Investments	1.63%
C000069832 [Member] | U S Treasury Bills 5 29 [Member]
Holdings [Line Items]
Percent of Total Investments	0.94%
C000069832 [Member] | Aaa [Member]
Holdings [Line Items]
Percent of Total Investments	57.00%
C000069832 [Member] | Aa2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000069832 [Member] | Aa3 [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000069832 [Member] | A2 [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000069832 [Member] | Aa1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000069832 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000069832 [Member] | Baa2 [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000069832 [Member] | A1 [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000069832 [Member] | A3 [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000069832 [Member] | Baa1 [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000069832 [Member] | Baa3 [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000069832 [Member] | Ba1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000069832 [Member] | Ba3 [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000069832 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000069832 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000155784 [Member] | United States Treasury Note Bond 4 00 [Member]
Holdings [Line Items]
Percent of Total Investments	2.37%
C000155784 [Member] | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	2.55%
C000155784 [Member] | United States Treasury Note Bond 4 25 [Member]
Holdings [Line Items]
Percent of Total Investments	1.58%
C000155784 [Member] | United States Treasury Note Bond 5 00 [Member]
Holdings [Line Items]
Percent of Total Investments	2.34%
C000155784 [Member] | Mexican Bonos 5 50 [Member]
Holdings [Line Items]
Percent of Total Investments	2.35%
C000155784 [Member] | Government National Mortgage Association 3 50 [Member]
Holdings [Line Items]
Percent of Total Investments	1.85%
C000155784 [Member] | Korea Treasury Bond 4 25 [Member]
Holdings [Line Items]
Percent of Total Investments	1.76%
C000155784 [Member] | Uniform Mortgage Backed Security 6 00 [Member]
Holdings [Line Items]
Percent of Total Investments	1.64%
C000155784 [Member] | China Government Bond 3 81 [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000155784 [Member] | Mexican Bonos 8 50 [Member]
Holdings [Line Items]
Percent of Total Investments	1.31%
C000155784 [Member] | Countries Less Than 1 [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000155784 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	1.70%
C000155784 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	2.70%
C000155784 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.30%
C000155784 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	1.50%
C000155784 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	1.60%
C000155784 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.90%
C000155784 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	2.30%
C000155784 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.90%
C000155784 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	5.00%
C000155784 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.00%
C000155784 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.00%
C000155784 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	4.10%
C000155784 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.10%
C000155784 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	7.70%
C000155784 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.90%
C000155784 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Total Investments	1.90%
C000155784 [Member] | ROMANIA
Holdings [Line Items]
Percent of Total Investments	3.90%
C000155784 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	41.40%
C000069835 [Member] | United States Treasury Note Bond 4 00 [Member]
Holdings [Line Items]
Percent of Total Investments	2.37%
C000069835 [Member] | Dreyfus Institutional Preferred Government Money Market Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	2.55%
C000069835 [Member] | United States Treasury Note Bond 4 25 [Member]
Holdings [Line Items]
Percent of Total Investments	1.58%
C000069835 [Member] | United States Treasury Note Bond 5 00 [Member]
Holdings [Line Items]
Percent of Total Investments	2.34%
C000069835 [Member] | Mexican Bonos 5 50 [Member]
Holdings [Line Items]
Percent of Total Investments	2.35%
C000069835 [Member] | Government National Mortgage Association 3 50 [Member]
Holdings [Line Items]
Percent of Total Investments	1.85%
C000069835 [Member] | Korea Treasury Bond 4 25 [Member]
Holdings [Line Items]
Percent of Total Investments	1.76%
C000069835 [Member] | Uniform Mortgage Backed Security 6 00 [Member]
Holdings [Line Items]
Percent of Total Investments	1.64%
C000069835 [Member] | China Government Bond 3 81 [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000069835 [Member] | Mexican Bonos 8 50 [Member]
Holdings [Line Items]
Percent of Total Investments	1.31%
C000069835 [Member] | Countries Less Than 1 [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000069835 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	1.70%
C000069835 [Member] | BELGIUM
Holdings [Line Items]
Percent of Total Investments	2.70%
C000069835 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.30%
C000069835 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	1.50%
C000069835 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	1.60%
C000069835 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.90%
C000069835 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	2.30%
C000069835 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.90%
C000069835 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	5.00%
C000069835 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	1.00%
C000069835 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.00%
C000069835 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	4.10%
C000069835 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.10%
C000069835 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	7.70%
C000069835 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.90%
C000069835 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Total Investments	1.90%
C000069835 [Member] | ROMANIA
Holdings [Line Items]
Percent of Total Investments	3.90%
C000069835 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	41.40%